Description of the Plan - Assets of the Master Trust and the Plan’s Interest in the Master Trust (Details) - EBP 078 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Description of Plan [Line Items]
Total investments	$ 2,231,099,374	$ 1,927,429,213
Net assets available for benefits	2,261,877,996	1,944,535,515	$ 1,795,512,150
Master Trust Balances
EBP, Description of Plan [Line Items]
Net assets available for benefits	$ 0	152,693,316	$ 154,658,278
Master Trust Balances | AMETEK Stock Fund
EBP, Description of Plan [Line Items]
Total investments		151,220,244
Master Trust Balances | State Street Government Short Term Investment Fund
EBP, Description of Plan [Line Items]
Total investments		1,473,072
Plan’s Interest in Master Trust Balances
EBP, Description of Plan [Line Items]
Net assets available for benefits		152,693,316
Plan’s Interest in Master Trust Balances | AMETEK Stock Fund
EBP, Description of Plan [Line Items]
Total investments		151,220,244
Plan’s Interest in Master Trust Balances | State Street Government Short Term Investment Fund
EBP, Description of Plan [Line Items]
Total investments		$ 1,473,072